Basis of Presentation (Tables) - DeepGreen Metals Inc. [Member]	12 Months Ended
Dec. 31, 2020
Basis of Presentation (Tables) [Line Items]
Schedule of consolidated financial statements
Subsidiary	Principal Activity	Location	Proportion of Interest Held by the Parent
DeepGreen Engineering Pte. Ltd. (“DGE”)	Mineral exploration	Singapore	100%
DeepGreen Resources LLC (“DGL”)	Holding Company	USA	100%
NORI	Mineral exploration	Republic of Nauru	100%
Nauru Education and Training Foundation Inc. (“NEAT”)	Holding Company	Republic of Nauru	100%
Nauru Health and Environment Foundation Incorporated (“NHEF”)	Holding Company	Republic of Nauru	100%
Tonga Offshore Mining Ltd. (“TOML”)	Mineral exploration	Tonga	100%
Koloa Moana Resources Ltd. (“Koloa Moana”)	Holding Company	Canada	100%
Offshore Minerals Pte. Ltd. (“Offshore Minerals”)	Mineral exploration	Australia	100%
DeepGreen TOML Singapore Ltd. (TOML Singapore”)	Mineral exploration	Singapore	100%
DeepGreen TOML Holding 1 (“TOML Hold 1”)	Holding Company	British Virgin Islands	100%
DeepGreen TOML Holding 1 (“TOML Hold 2”)	Holding Company	British Virgin Islands	100%
The Metals Company Nauru Holding LLC (“Nauru Holding”)	Holding Company	USA	100%
The Metals Company LLC (“TMC”)	Holding Company	USA	100%

Schedule of equipment
Exploration and other equipment	30%
Office equipment	30%